Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,342	$ 7,279	$ 4,958
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	7,819
Provision (recovery) from reported ECL	$ (523)
Variance from reported ECL (%)	(6.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,266
Provision (recovery) from reported ECL	$ (75)
Variance from reported ECL (%)	(1.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,926
Provision (recovery) from reported ECL	$ 584
Variance from reported ECL (%)	7.00%